Average Annual Total Returns	12 Months Ended	21 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.98%
Even Herd Long Short ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	10.19%
Performance Inception Date		Apr. 01, 2024
Even Herd Long Short ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	9.97%
Even Herd Long Short ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	7.76%